SCHEDULE OF EARNINGS PER SHARE BASIC (Details) - USD ($)	3 Months Ended			6 Months Ended		11 Months Ended
	Jun. 30, 2022	Mar. 31, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Net Loss	$ (261,116)	$ (229,162)	$ (15,840)	$ (490,278)	$ (32,970)	$ (284,959)
Weighted Average Shares	36,433,588		20,240,882	28,337,235	20,240,882
Basic Loss Per Share	$ (0.01)	$ (0.01)	$ (0.00)	$ (0.02)	$ (0.00)
Bitech Mining Corporation [Member]
Net Loss						$ (284,959)
Weighted Average Shares						89,727,414
Basic Loss Per Share						$ (0.00)